Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Intangible Assets Text Block [Abstract]
Schedule of intangible asset relates to the right of use of an electric power facility
	As at	As at	As at
	December 31,	December 31,	December 31,
	2022	2021	2020
Balance, beginning of period	$1,443,260	$1,572,500	$-
Addition at cost	-	-	1,680,000
Amortization	(129,232)	(129,240)	(107,500)
Balance, end of period	$1,314,028	$1,443,260	$1,572,500